UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10145
                                   ---------------------------------------------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)

                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    ------------------------

Date of fiscal year end: December 31
                         --------------------

Date of reporting period: March 31, 2008
                          -------------------




EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PORTFOLIO OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.6%
BRAZIL - 8.8%
All America Latina Logistica                              91,300    $    919,005
Companhia Vale do Rio Doce ADR                           107,600       3,727,264
Lojas Renner SA                                           87,400       1,631,533
Petroleo Brasileiro SA ADR                               111,300      11,364,843
                                                                    ------------
                                                                      17,642,645
                                                                    ------------
BOLIVIA - 0.4%
Apex Silver Mines Ltd. (a)                                69,239         839,177
                                                                    ------------
CANADA - 1.0%
First Quantum Minerals Ltd.                                8,456         686,007
Kataga Mining Ltd. (a)                                    81,222       1,234,894
                                                                    ------------
                                                                       1,920,901
                                                                    ------------
CHINA - 15.9%
Aluminum Corp. of China Ltd.                             548,000         885,773
Angang Steel Co. Ltd., Class H                           689,960       1,574,448
C C Land Holdings Ltd.                                   706,000         676,714
China Insurance International Holdings Co., Ltd. (a)     668,000       1,532,919
China Mobile Ltd.                                        176,500       2,626,120
China National Building Material Co., Ltd., Class H      752,000       1,772,060
China Overseas Land & Investment Ltd.                    726,000       1,339,530
China Power International Development Ltd.             3,161,000       1,015,374
China Shenhua Energy Co., Ltd., Class H                  552,500       2,207,771
China Unicom Ltd.                                      1,318,000       2,773,899
CNOOC Ltd.                                             2,152,000       3,179,812
Country Garden Holdings Co. (a)                          396,000         341,412
GOME Electrical Appliances Holdings Ltd.               1,091,000       2,506,419
Hutchison Telecommunications International Ltd.        1,925,000       2,745,460
Jiangsu Express Co., Ltd., Class H                       844,000         759,105
Kingboard Chemical Holdings Ltd.                         344,000       1,217,703
Li Ning Co., Ltd.                                        689,000       1,943,189
PetroChina Co., Ltd., Class H                          1,206,000       1,506,173
Shimao Property Holdings Ltd.                            275,000         493,264
SINA Corp. (a)                                            24,200         853,050
                                                                    ------------
                                                                      31,950,195
                                                                    ------------
COLOMBIA - 0.9%
Bancolombia SA ADR                                        49,500       1,755,270
                                                                    ------------
EGYPT - 0.5%
Egyptian Financial Group - Hermes Holding                 92,900         957,092
                                                                    ------------
INDIA - 5.6%
ACC Ltd.                                                 103,100       2,123,032
Housing Development & Infrastructure Ltd. (a)             51,400         842,040
ICICI Bank Ltd.                                           88,400       1,695,288
Idea Cellular Ltd. (a)                                   579,800       1,484,907
Reliance Capital Ltd.                                     21,200         649,316
Reliance Industries Ltd. GDR                              79,300       4,478,513
                                                                    ------------
                                                                      11,273,096
                                                                    ------------




  SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD
                            ENDED DECEMBER 31, 2007.

MARCH 31, 2008 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

INDONESIA - 3.9%
PT Bakrie and Brothers Tbk (a)                         7,089,250    $    392,778
PT Bank Mandiri                                        5,477,000       1,874,259
PT Bank Rakyat Indonesia                               2,872,000       1,965,627
PT Indosat Tbk                                         2,486,000       1,917,501
PT Telekomunikasi Indonesia Tbk                        1,484,500       1,556,266
                                                                    ------------
                                                                       7,706,431
                                                                    ------------
IRELAND - 0.7%
Kenmare Resources Plc. (a)                             1,584,161       1,416,833
                                                                    ------------
LUXEMBOURG - 1.7%
Ternium SA ADR                                            92,100       3,304,548
                                                                    ------------
MALAYSIA - 1.5%
IOI Corp. Berhad                                         291,135         646,259
Public Bank Berhad                                       164,500         560,591
Sime Darby Berhad (a)                                    644,864       1,885,096
                                                                    ------------
                                                                       3,091,946
                                                                    ------------
MEXICO - 4.5%
America Movil SA de CV, Series L                         277,608         882,018
America Movil SA de CV, Series L ADR                      62,700       3,993,363
Grupo Financiero Banorte SA de CV, Class O               424,500       1,840,617
Wal-Mart de Mexico SA de CV, Series V                    560,780       2,359,497
                                                                    ------------
                                                                       9,075,495
                                                                    ------------
RUSSIA - 9.7%
AO VimpelCom ADR                                          51,200       1,530,368
Cherepovets MK Severstal GDR                             122,700       2,779,155
Evraz Group SA GDR Reg S                                  25,700       2,217,910
Gazprom ADR Reg S                                        138,200       7,048,200
Mining and Metallurgical Co., Norilsk Nickel ADR         140,400       3,980,340
Pharmstandard, Class S GDR 144A* (a)                      29,484         691,400
Sberbank GDR Reg S                                           600         206,308
X5 Retail Group NV GDR (a)                                32,400         955,800
                                                                    ------------
                                                                      19,409,481
                                                                    ------------
SOUTH AFRICA - 5.4%
Barloworld Ltd.                                          127,680       1,693,863
FirstRand Ltd.                                           604,290       1,189,767
GEM Diamonds Ltd. (a)                                     88,000       1,537,370
Impala Platinum Holdings Ltd.                             54,600       2,102,972
International Ferro Metals Ltd. (a)                      565,224       1,583,969
Massmart Holdings Ltd.                                    91,756         754,236
Naspers Ltd., Class N                                    112,800       1,957,152
                                                                    ------------
                                                                      10,819,329
                                                                    ------------




  SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD
                            ENDED DECEMBER 31, 2007.

MARCH 31, 2008 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

SOUTH KOREA - 15.1%
Cheil Industries, Inc. (a)                                78,300    $  3,806,881
Daegu Bank (a)                                           114,000       1,530,974
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)    35,700       1,360,807
Hana Financial Group, Inc.                                36,500       1,492,654
Hynix Semiconductor, Inc. (a)                             60,900       1,712,591
Hyundai Development Co. (a)                               26,130       1,783,600
Hyundai Marine & Fire Insurance Co., Ltd. (a)             83,400       1,760,044
Industrial Bank of Korea  (a)                             10,720         158,037
NHN Corp. (a)                                              5,300       1,236,765
ORION Corp. (a)                                            5,500         941,334
Samsung C & T Corp. (a)                                   73,590       5,156,910
Samsung Fire & Marine Insurance Co., Ltd. (a)             16,100       3,324,532
Samsung Heavy Industries Co., Ltd. (a)                    34,000       1,083,152
Shinsegae Co., Ltd.                                        4,650       2,929,873
Yuhan Corp.                                               10,839       2,035,698
                                                                    ------------
                                                                      30,313,852
                                                                    ------------
TAIWAN - 12.5%
China Life Insurance Co., Ltd. (a)                     2,402,000       1,881,782
Evergreen Marine Corp.                                 1,925,000       1,900,953
Far Eastern Department Stores Ltd.                     2,076,166       3,444,387
Far Eastern International Bank (a)                     1,211,000         478,349
Greatek Electronics, Inc.                              1,337,440       1,802,800
High Tech Computer Corp.                                  63,000       1,416,383
Hon Hai Precision Industry Co., Ltd. GDR Reg S           830,015       4,753,950
Taiwan Fertilizer Co., Ltd.                              551,000       2,403,183
Taiwan Semiconductor Manufacturing Co., Ltd. ADR       2,496,518       5,185,414
Yang Ming Marine Transport                             2,287,416       1,803,309
                                                                    ------------
                                                                      25,070,510
                                                                    ------------
THAILAND - 0.7%
Bangkok Bank PCL NVDR                                    328,800       1,409,814
                                                                    ------------
TURKEY - 1.1%
Turkiye Garanti Bankasi AS                               314,513       1,412,484
Turkiye Is Bankasi, Class C                              204,200         755,051
                                                                    ------------
                                                                       2,167,535
                                                                    ------------
TURKMENISTAN - 1.8%
Dragon Oil Plc. (a)                                      400,345       3,584,562
                                                                    ------------
UNITED KINGDOM - 3.5%
Imperial Energy Corp. Plc. (a)                            67,395       1,750,693
International Personal Finance                           490,500       2,222,699
Standard Chartered Plc.                                   89,600       3,066,535
                                                                    ------------
                                                                       7,039,927
                                                                    ------------
VIETNAM - 0.4%
Vietnam Resource Investments Holding Ltd. (a)             81,700         833,667
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $139,644,152)                                               191,582,306
                                                                    ------------




  SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD
                            ENDED DECEMBER 31, 2007.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2008 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS - 2.7%
BRAZIL -- 2.7%
Banco Bradesco SA                                         74,211    $  2,069,080
Itausa - Investimentos Itau SA                           563,226       3,275,955
                                                                    ------------
TOTAL PREFERRED STOCKS
   (cost $3,238,641)                                                   5,345,035
                                                                    ------------
RIGHTS(a) - 0.0%
INDONESIA - 0.0%
PT Bakrie and Brothers Tbk
 expiring on 4/15/08
   (cost $0)                                          42,181,037          45,824
                                                                    ------------
TOTAL INVESTMENTS - 98.3%
  (cost $142,882,793)                                                196,973,165
Other assets less liabilities - 1.7%                                   3,497,994
                                                                    ------------
NET ASSETS - 100.0%                                                 $200,471,159
                                                                    ============


(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuation is typically not required.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $142,882,793. Net unrealized appreciation aggregated $54,090,372 of which $64,314,843 related to appreciated investment securities and $10,224,471 related to depreciated investment securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities
   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

------------------------------------------------------------------ -------------
                                                                    INVESTMENTS
                         VALUATION INPUTS                          IN SECURITIES
------------------------------------------------------------------ -------------
LEVEL 1 - QUOTED PRICES                                             $196,973,165
------------------------------------------------------------------ -------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                                 --
------------------------------------------------------------------ -------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                                     --
------------------------------------------------------------------ -------------
TOTAL                                                               $196,973,165
------------------------------------------------------------------ -------------




  SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD
                            ENDED DECEMBER 31, 2007.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.6%
AUSTRALIA - 4.2%
Brambles Ltd.                                             94,460     $   860,554
Woodside Petroleum Ltd.                                   10,174         506,160
Woolworths Ltd.                                           14,230         376,706
                                                                     -----------
                                                                       1,743,420
                                                                     -----------
BELGIUM - 2.0%
Groupe Bruxelles Lambert SA (a)                            2,685         328,832
InBev NV                                                   5,596         494,254
                                                                     -----------
                                                                         823,086
                                                                     -----------
BERMUDA - 1.3%
Seadrill Ltd.                                             20,371         547,182
                                                                     -----------
BRAZIL - 7.7%
Banco Itau Holding Financeira SA ADR                      22,900         521,204
Companhia Vale do Rio Doce ADR                            40,300       1,174,745
Petroleo Brasileiro SA ADR                                18,000       1,524,420
                                                                     -----------
                                                                       3,220,369
                                                                     -----------
CANADA - 8.2%
EnCana Corp.                                              14,175       1,080,342
Equinox Minerals Ltd. (a)                                 43,369         206,267
First Quantum Minerals Ltd.                                2,241         181,805
Ivanhoe Mines Ltd. (a)                                    21,124         220,288
Ritchie Bros. Auctioneers, Inc.                            5,434         448,945
ShawCor Ltd., Class A                                      6,540         178,471
Shoppers Drug Mart Corp.                                   9,983         505,353
SNC-Lavalin Group, Inc.                                    9,457         409,968
TSX Group, Inc.                                            5,134         194,292
                                                                     -----------
                                                                       3,425,731
                                                                     -----------
CHINA - 3.7%
Cheung Kong (Holdings) Ltd.                               39,000         553,717
China Shenhua Energy Co., Ltd., Class H                   80,500         321,675
Hang Seng Bank Ltd.                                       12,500         226,299
Hong Kong Exchanges & Clearing Ltd.                       25,000         429,149
                                                                     -----------
                                                                       1,530,840
                                                                     -----------
DENMARK - 1.9%
A P Moller - Maersk AS, B Shares                              34         380,728
Novozymes AS, B Shares                                     4,516         424,132
                                                                     -----------
                                                                         804,860
                                                                     -----------
FRANCE - 6.0%
Alstom                                                     2,760         600,549
Carrefour SA                                               6,702         518,982
Electricite de France                                      6,375         556,694
Essilor International SA                                   6,547         429,382
Vallourec SA                                               1,700         414,216
                                                                     -----------
                                                                       2,519,823
                                                                     -----------
GERMANY - 3.0%
Celesio AG                                                 8,698         435,111
Deutsche Telekom AG                                       24,810         416,714
SAP AG                                                     7,807         388,436
                                                                     -----------
                                                                       1,240,261
                                                                     -----------
INDIA - 1.3%
Reliance Industries Ltd. GDR                               4,900         553,460
                                                                     -----------

MARCH 31, 2008 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

ISRAEL - 1.4%
Teva Pharmaceutical Industries Ltd. ADR                   12,300     $   568,137
                                                                     -----------
ITALY - 1.9%
Intesa Sanpaolo                                           62,640         443,179
UniCredit SpA                                             51,694         347,306
                                                                     -----------
                                                                         790,485
                                                                     -----------
JAPAN - 9.6%
Asahi Breweries Ltd.                                      19,200         396,403
Asahi Glass Co., Ltd.                                     28,000         309,158
Canon, Inc.                                               13,700         631,768
Mitsui & Co., Ltd.                                        31,000         629,125
Mitsui Sumitomo Insurance Co., Ltd.                       33,000         333,862
Rakuten, Inc.                                                876         525,415
SMC Corp.                                                  3,300         348,450
Sumitomo Metal Industries Ltd.                            54,000         205,074
Sumitomo Realty & Development Co., Ltd.                   21,000         370,694
Yamada Denki Co., Ltd.                                     3,120         269,574
                                                                     -----------
                                                                       4,019,523
                                                                     -----------
LUXEMBOURG - 1.6%
ArcelorMittal                                              8,261         679,108
                                                                     -----------
MEXICO - 2.0%
America Movil SA de CV, Series L ADR                      13,200         840,708
                                                                     -----------
NETHERLANDS - 1.9%
Heineken Holding NV                                       11,052         557,771
James Hardie Industries NV CDI                            44,219         252,283
                                                                     -----------
                                                                         810,054
                                                                     -----------
NORWAY - 1.0%
Fred Olsen Energy ASA                                      7,206         409,806
                                                                     -----------
RUSSIA - 1.2%
Mobile TeleSystems ADR                                     6,500         493,025
                                                                     -----------
SOUTH KOREA - 5.3%
Samsung C&T Corp.                                         12,770         894,874
Samsung Heavy Industries Co., Ltd. (a)                    27,500         876,079
Shinsegae Co., Ltd.                                          680         428,455
                                                                     -----------
                                                                       2,199,408
                                                                     -----------
SWEDEN - 5.7%
Atlas Copco AB, B Shares                                  54,834         862,279
Sandvik AB                                                34,411         599,151
Svenska Handelsbanken AB, A Shares                        16,294         475,360
Telefonaktiebolaget LM Ericsson, B Shares                214,408         421,588
                                                                     -----------
                                                                       2,358,378
                                                                     -----------
SWITZERLAND - 4.2%
Nestle SA                                                  2,033       1,020,046
Swisscom AG                                                1,192         410,068
UBS AG                                                    11,542         336,790
                                                                     -----------
                                                                       1,766,904
                                                                     -----------
TAIWAN - 3.1%
Hon Hai Precision Industry Co., Ltd. GDR Reg S            42,650         488,560
Taiwan Semiconductor Manufacturing Co., Ltd. ADR          78,000         801,060
                                                                     -----------
                                                                       1,289,620
                                                                     -----------

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2008 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM - 16.4%
BG Group Plc.                                             37,957     $   880,379
BHP Billiton Plc.                                         36,600       1,087,500
British American Tobacco Plc.                             16,635         625,203
Capita Group Plc.                                         28,638         386,189
Cookson Group Plc.                                        23,000         303,531
Experian Group Ltd.                                       36,962         269,605
Man Group Plc.                                            37,798         416,560
Rio Tinto Plc.                                             9,862       1,025,705
Rolls-Royce Group Plc.                                    68,348         547,441
Rolls-Royce Group Plc. B Shares Entitlement (a)        6,123,980          12,171
Sage Group Plc. (The)                                     72,761         272,016
Smith & Nephew Plc.                                       28,000         370,907
Standard Chartered Plc.                                   13,994         478,941
Wolseley Plc.                                             16,320         171,911
                                                                     -----------
                                                                       6,848,059
                                                                     -----------
TOTAL INVESTMENTS - 94.6%
   (cost $37,797,762)                                                 39,482,247
Other assets less liabilities - 5.4%                                   2,255,240
                                                                     -----------
NET ASSETS - 100.0%                                                  $41,737,487
                                                                     ===========


(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Receipt.
GDR - Global Depositary Receipt.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuation is typically not required.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $37,797,762. Net unrealized appreciation aggregated $1,684,485 of which $2,681,742 related to appreciated investment securities and $997,257 related to depreciated investment securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities
   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

------------------------------------------------------------------ -------------
                                                                    INVESTMENTS
                         VALUATION INPUTS                          IN SECURITIES
------------------------------------------------------------------ -------------
LEVEL 1 - QUOTED PRICES                                              $39,482,247
------------------------------------------------------------------ -------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                                 --
------------------------------------------------------------------ -------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                                     --
------------------------------------------------------------------ -------------
TOTAL                                                                $39,482,247
------------------------------------------------------------------ -------------

PORTFOLIO OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.9%
AUSTRALIA - 4.6%
Brambles Ltd.                                             39,708     $   361,750
Macquarie Group Ltd.                                       3,663         176,618
Woodside Petroleum Ltd.                                   13,887         690,883
Woolworths Ltd.                                           14,475         383,192
                                                                     -----------
                                                                       1,612,443
                                                                     -----------
BRAZIL - 7.6%
Banco Itau Holding Financeira SA ADR                      26,400         600,864
Companhia Vale do Rio Doce ADR                            27,900         813,285
Petroleo Brasileiro SA ADR                                14,600       1,236,474
                                                                     -----------
                                                                       2,650,623
                                                                     -----------
CHINA - 4.9%
China Mobile Ltd.                                         26,000         386,851
CNOOC Ltd.                                               244,000         360,536
Esprit Holdings Ltd.                                      44,600         535,233
Hong Kong Exchanges & Clearing Ltd.                       14,000         240,323
Li & Fung Ltd.                                            46,000         170,516
                                                                     -----------
                                                                       1,693,459
                                                                     -----------
DENMARK - 4.2%
Novo Nordisk AS, B Shares                                  8,278         568,137
Novozymes AS, B Shares                                     1,819         170,836
Vestas Wind Systems AS (a)                                 6,660         730,212
                                                                     -----------
                                                                       1,469,185
                                                                     -----------
FRANCE - 3.8%
Essilor International SA                                  11,836         776,258
L'Oreal SA                                                 4,337         552,799
                                                                     -----------
                                                                       1,329,057
                                                                     -----------
GERMANY - 7.2%
Adidas AG                                                  3,864         258,378
Bayerische Motoren Werke AG                                6,657         369,614
Celesio AG                                                 7,349         367,628
Q-Cells AG (a)                                             3,696         373,293
SAP AG                                                    18,666         928,724
Solarworld AG                                              4,095         198,880
                                                                     -----------
                                                                       2,496,517
                                                                     -----------
IRELAND - 0.9%
Allied Irish Banks Plc. (a)                               15,459         330,690
                                                                     -----------
ISRAEL - 0.4%
Teva Pharmaceutical Industries Ltd. ADR                    2,800         129,332
                                                                     -----------
ITALY - 4.3%
Intesa Sanpaolo                                           99,766         705,846
UniCredit SpA                                            119,682         804,083
                                                                     -----------
                                                                       1,509,929
                                                                     -----------

MARCH 31, 2008 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

JAPAN - 14.2%
Asahi Glass Co., Ltd.                                     21,000     $   231,868
Canon, Inc.                                               14,500         668,659
Hoya Corp.                                                12,000         282,112
Japan Tobacco, Inc.                                           67         335,892
Komatsu Ltd.                                              15,000         416,688
Mitsui & Co., Ltd.                                        21,000         426,182
Mitsui Sumitomo Insurance Co., Ltd.                       63,000         637,374
Nintendo Co., Ltd.                                           700         361,481
Rakuten, Inc.                                                734         440,245
SMC Corp.                                                  5,000         527,955
Sumitomo Heavy Industries Ltd.                            27,000         174,692
Sumitomo Realty & Development Co., Ltd.                    9,000         158,869
Yamada Denki Co., Ltd.                                     3,120         269,574
                                                                     -----------
                                                                       4,931,591
                                                                     -----------
LUXEMBOURG - 0.5%
Oriflame Cosmetics SA                                      2,719         180,886
                                                                     -----------
MEXICO - 2.4%
America Movil SA de CV, Series L ADR                       7,600         484,044
Wal-Mart de Mexico SA de CV, Series V                     80,800         339,968
                                                                     -----------
                                                                         824,012
                                                                     -----------
NETHERLANDS - 2.1%
Heineken Holding NV                                       10,850         547,577
James Hardie Industries NV CDI                            32,804         187,157
                                                                     -----------
                                                                         734,734
                                                                     -----------
RUSSIA - 2.2%
Gazprom ADR Reg S                                         14,700         749,700
                                                                     -----------
SOUTH KOREA - 2.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)     9,470         360,976
Samsung Fire & Marine Insurance Co., Ltd. (a)                885         182,746
Shinsegae Co., Ltd.                                          290         182,723
                                                                     -----------
                                                                         726,445
                                                                     -----------
SPAIN - 1.6%
Industria de Diseno Textil SA                             10,258         571,989
                                                                     -----------
SWEDEN - 7.3%
Atlas Copco AB, A Shares                                  64,488       1,103,809
Sandvik AB                                                48,007         835,879
Svenska Handelsbanken AB, A Shares                         7,578         221,080
Telefonaktiebolaget LM Ericsson, B Shares                202,260         397,702
                                                                     -----------
                                                                       2,558,470
                                                                     -----------
SWITZERLAND - 6.7%
Adecco SA                                                  2,425         140,613
Compagnie Financiere Richemont SA                         17,291         973,771
Geberit AG                                                 2,015         301,522
Syngenta AG                                                  991         291,574
UBS AG                                                    21,648         631,678
                                                                     -----------
                                                                       2,339,158
                                                                     -----------

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2008 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

TAIWAN - 2.1%
Hon Hai Precision Industry Co., Ltd.  GDR Reg S           27,800     $   318,452
Taiwan Semiconductor Manufacturing Co., Ltd. ADR          40,000         410,800
                                                                     -----------
                                                                         729,252
                                                                     -----------
UNITED KINGDOM - 16.8%
BG Group Plc.                                             30,636         710,575
BHP Billiton Plc.                                         32,075         953,048
Bunzl Plc.                                                12,836         181,004
Capita Group Plc.                                         12,156         163,926
Meggitt Plc.                                              72,862         399,322
Rio Tinto Plc.                                             4,671         485,811
Rolls-Royce Group Plc.                                    34,651         277,541
Standard Chartered Plc.                                   53,810       1,841,633
Tesco Plc.                                               111,634         840,896
                                                                     -----------
                                                                       5,853,756
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $33,592,362)                                                 33,421,228
                                                                     -----------
PREFERRED STOCKS - 2.4%
GERMANY - 2.4%
Porsche Automobil Holding SE
   (cost $822,486)                                         4,525         833,093
                                                                     -----------
TOTAL INVESTMENTS - 98.3%
   (cost $34,414,848)                                                 34,254,321
Other assets less liabilities - 1.7%                                     576,839
                                                                     -----------
NET ASSETS - 100.0%                                                  $34,831,160
                                                                     ===========


(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.
GDR - Global Depositary Receipt.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuation is typically not required.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $34,414,848. Net unrealized appreciation aggregated $160,527 of which $858,852 related to appreciated investment securities and $1,019,379 related to depreciated investment securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities
   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

------------------------------------------------------------------ -------------
                                                                    INVESTMENTS
                         VALUATION INPUTS                          IN SECURITIES
------------------------------------------------------------------ -------------
LEVEL 1 - QUOTED PRICES                                              $34,254,321
------------------------------------------------------------------ -------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                                 --
------------------------------------------------------------------ -------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                                     --
------------------------------------------------------------------ -------------
TOTAL                                                                $34,254,321
------------------------------------------------------------------ -------------

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)        BAILLIE GIFFORD FUNDS
               -------------------------------




By (Signature and Title)  /s/ R Robin Menzies
                          ------------------------
                          R ROBIN MENZIES, PRESIDENT

                                May 14, 2008
                              ----------------
                                  DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)  /s/ R Robin Menzies
                          ------------------------
                          R ROBIN MENZIES, PRESIDENT

                                May 14, 2008
                              ----------------
                                  DATE



By (Signature and Title)  /s/ Nigel Cessford
                          ------------------------
                          NIGEL CESSFORD, TREASURER

                                May 14, 2008
                              ----------------
                                  DATE



                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.